Subsequent Events (Details) - $ / shares	Feb. 10, 2023	Dec. 31, 2022	Mar. 03, 2022	Jan. 01, 2020
Subsequent Events (Details) [Line Items]
Price per share		$ 1	$ 0.75	$ 2.46
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Price per share	$ 1